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 Supplement dated February 23, 1999 to Prospectuses dated December 14, 1998 for
     Pacific Select Exec II Flexible Premium Variable Life Insurance Policy
                    Issued by Pacific Life Insurance Company

   The Prospectus is revised as follows:

   If you signed your application in Florida, the death benefit equals the Accumulated Value after the Insured's Age 100.

Form No. 15-21504-00